Supplement to the

PAS International Fidelity Fund of Funds®
and PAS U.S. Opportunity Fidelity Fund of Funds®

Funds of Fidelity Rutland Square Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2009

Effective January 1, 2010, Xuehai En no longer serves as a portfolio manager of PAS U.S. Opportunity Fidelity Fund of Funds. All references to Mr. En in the "Management Contracts" section beginning on page 27 are no longer applicable.

The following information supplements the similar information found in the "Management Contracts" section beginning on page 28.

Robert Vick is an employee of Strategic Advisers, a subsidiary of FMR LLC and an affiliate of FMR. Strategic Advisers is the adviser to the fund.

Mr. Vick is the portfolio manager of PAS U.S. Opportunity Fidelity and receives compensation for his services. As of January 31, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Strategic Advisers or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at Strategic Advisers or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to the fund or account, and (ii) the investment performance of a broad range of Strategic Advisers funds and accounts, including the fund. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his or her tenure on those fund(s) and account(s), and the average asset size of those fund(s) and account(s) over his or her tenure. Each component is calculated separately over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index and peer group. A subjective component of the bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers.

A portion of the portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the benchmark index and peer group identified below for the fund. The portfolio manager may be compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Strategic Advisers' parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Fund	Benchmark Index	Peer Group
PAS U.S. Opportunity Fidelity	Dow Jones U.S. Total Stock Market Index	Morningstar Large Blend

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Strategic Advisers or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

PFFOFB-10-01 March 5, 2010
1.886136.101

The following table provides information relating to other accounts managed by Mr. Vick as of January 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	13	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,286	$ 21	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes PAS U.S. Opportunity Fidelity ($490 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of January 31, 2010, the dollar range of shares of PAS U.S. Opportunity Fidelity beneficially owned by Mr. Vick was none.

Supplement to the

PAS International Fund of Funds®,
PAS Small Cap Fund of Funds®,
PAS U.S. Opportunity Fund of Funds®,
PAS Income Opportunities Fund of Funds®,
and PAS Core Income Fund of Funds®

Funds of Fidelity Rutland Square Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2009

Effective May 1, 2010, PAS Small Cap Fund of Funds will be renamed PAS Small-Mid Cap Fund of Funds. All references to PAS Small Cap Fund of Funds throughout this Statement of Additional Information should be replaced with PAS Small-Mid Cap Fund of Funds.

Effective January 1, 2010, Xuehai En no longer serves as a portfolio manager of PAS U.S. Opportunity Fund of Funds. All references to Mr. En in the "Management Contracts" section beginning on page 30 are no longer applicable.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

PAS Small-Mid Cap normally invests at least 80% of its assets in shares of other small and mid cap funds. PAS Small-Mid Cap normally invests in a combination of affiliated small and mid cap funds (i.e., Fidelity funds) and non-affiliated small and mid cap funds that participate in Fidelity's FundsNetwork, and non-affiliated exchange traded funds (underlying funds). The following pages contain more detailed information about types of instruments in which PAS Small-Mid Cap may, but is not required to, invest, strategies Strategic Advisers may, but is not required to, employ in pursuit of PAS Small-Mid Cap's investment objective, and a summary of related risks. Strategic Advisers may not buy any of these instruments or use any of these techniques unless it believes that doing so will help PAS Small-Mid Cap achieve its goal. Furthermore, this list of instruments, strategies, and risks is not exhaustive.

The following information supplements the similar information found in the "Management Contracts" section beginning on page 31.

Robert Vick is an employee of Strategic Advisers, a subsidiary of FMR LLC and an affiliate of FMR. Strategic Advisers is the adviser to the fund.

Mr. Vick is the portfolio manager of PAS U.S. Opportunity and receives compensation for his services. As of January 31, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Strategic Advisers or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at Strategic Advisers or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to the fund or account, and (ii) the investment performance of a broad range of Strategic Advisers funds and accounts, including the fund. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his or her tenure on those fund(s) and account(s), and the average asset size of those fund(s) and account(s) over his or her tenure. Each component is calculated separately over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index and peer group. A subjective component of the bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers.

A portion of the portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the benchmark index and peer group identified below for the fund. The portfolio manager may be compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Strategic Advisers' parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Fund	Benchmark Index	Peer Group
PAS U.S. Opportunity	Dow Jones U.S. Total Stock Market Index	Morningstar Large Blend

PFOFB-10-02 March 5, 2010
1.877135.102

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Strategic Advisers or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Vick as of January 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	13	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,286	$ 21	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes PAS U.S. Opportunity ($796 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of January 31, 2010, the dollar range of shares of PAS U.S. Opportunity beneficially owned by Mr. Vick was none.